UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.6%

                                                          SHARES        VALUE
                                                       ----------   ------------
BUSINESS SERVICES - 8.1%
   Cognizant Technology Solutions, Cl A *               1,430,865   $ 26,800,101
   Visa, Cl A                                             269,467     13,298,197
                                                                    ------------
                                                                      40,098,298
                                                                    ------------
CONSUMER STAPLES - 4.2%
   CVS                                                    786,692     21,146,281
                                                                    ------------
ENERGY - 12.0%
   First Solar *                                          112,738     16,098,987
   National Oilwell Varco *                               829,664     21,936,316
   Vestas Wind Systems *                                  446,024     21,788,837
                                                                    ------------
                                                                      59,824,140
                                                                    ------------
FINANCIALS - 7.1%
   Charles Schwab                                       1,519,082     20,644,324
   CME Group, Cl A                                         83,969     14,603,049
                                                                    ------------
                                                                      35,247,373
                                                                    ------------
HEALTH CARE - 25.6%
   Allergan                                               304,749     11,617,032
   Celgene *                                              315,762     16,719,598
   Covance *                                              381,645     14,731,497
   Genzyme *                                              480,002     33,081,738
   Gilead Sciences *                                      689,187     34,990,024
   Thermo Fisher Scientific *                             444,450     15,969,088
                                                                    ------------
                                                                     127,108,977
                                                                    ------------
INDUSTRIALS - 9.7%
   L-3 Communications Holdings                            230,719     18,231,415
   Quanta Services *                                    1,407,952     30,102,014
                                                                    ------------
                                                                      48,333,429
                                                                    ------------
INFORMATION TECHNOLOGY - 7.5%
   Apple *                                                254,168     22,908,162
   Electronic Arts *                                      949,133     14,654,613
                                                                    ------------
                                                                      37,562,775
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                       ----------   ------------
MATERIALS - 4.6%
   Monsanto                                               301,355   $ 22,921,061
                                                                    ------------
TELECOMMUNICATION SERVICES - 7.5%
   American Tower, Cl A *                               1,226,756     37,219,777
                                                                    ------------
WIRELESS - 11.3%
   Qualcomm                                               929,054     32,098,816
   Research In Motion, Ltd. *                             432,572     23,964,489
                                                                    ------------
                                                                      56,063,305
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $575,488,714)                                            485,525,416
                                                                    ------------

SHORT-TERM INVESTMENTS - 5.1%
   Fidelity Institutional Money Market Funds - Prime
      Money Market Portfolio, Cl I, 1.340% (A)         16,622,987     16,622,987
   First American Treasury Obligations Fund, Cl Y,
      0.210% (A)                                        8,754,732      8,754,732
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $25,377,719)                                              25,377,719
                                                                    ------------
   TOTAL INVESTMENTS - 102.7%
      (Cost $600,866,433) +                                         $510,903,135
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $497,415,380.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

CL   - CLASS

LTD. - LIMITED

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $600,866,433, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,882,491 AND $(100,845,789), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

                               LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
INVESTMENTS IN SECURITIES       (000)       (000)     (000)        (000)
-------------------------   ------------   -------   -------   ------------
Edgewood Growth Fund        $510,903,135     $ --      $ --    $510,903,135

EMC-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009

By (Signature and Title)                         /s/ Michael Lawson
                                                 -----------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO

Date: March 27, 2009